GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 7,818,125	$ 9,836,661	$ 8,143,146
Intangible assets	671,572	602,531
Total intangible assets and goodwill, net	$ 8,489,697	$ 10,439,192